Credit Risk - Summary of Detailed Information about Gross and Net Credit Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement [Line items]
Gross exposure	£ 310,155	£ 305,464
Stage 3 [member]
Statement [Line items]
Gross exposure	2,368	2,571
Stage 3 [member] | Corporate & Commercial Banking [member]
Statement [Line items]
Gross exposure	362	276
Collateral	107	69
Net exposure	255	207
Stage 3 [member] | Corporate & Commercial Banking [member] | SME and Mid Corporate [member]
Statement [Line items]
Gross exposure	279	253
Collateral	51	55
Net exposure	228	198
Stage 3 [member] | Corporate & Commercial Banking [member] | Commercial Real Estate [member]
Statement [Line items]
Gross exposure	83	23
Collateral	56	14
Net exposure	27	9
Stage 3 [member] | Corporate & Investment Banking [member]
Statement [Line items]
Gross exposure	15	26
Collateral	0
Net exposure	15	26
Stage 3 [member] | Corporate & Investment Banking [member] | Large Corporate [member]
Statement [Line items]
Gross exposure	15	26
Collateral	0
Net exposure	15	26
Stage 3 [member] | Corporate Centre [Member]
Statement [Line items]
Gross exposure	17	16
Collateral	11	9
Net exposure	6	6
Stage 3 [member] | Corporate Centre [Member] | Legacy Portfolios in run–off [member]
Statement [Line items]
Gross exposure	17	16
Collateral	11	9
Net exposure	£ 6	£ 6